SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill (Details) ¥ in Thousands	6 Months Ended
Jun. 30, 2020 CNY (¥)
Goodwill
Impairment losses for goodwill	¥ 0